CAPITALIZED COMPUTER SOFTWARE COSTS (Tables) - Capitalized computer software costs	12 Months Ended
Mar. 31, 2017
Other intangible assets
Summary of capitalized computer software costs

	Thousands of Yen
	2016	2017
Balance at beginning of year	¥1,928,106	¥2,257,898
Costs capitalized during year	361,456	486,185
Foreign currency translation adjustment	(2,949)	545
Disposal and other	(28,715)	(416,438)
Balance at end of year	2,257,898	2,328,190
Accumulated amortization, end of year	(1,338,434)	(1,364,949)
Capitalized computer software costs—net	¥919,464	¥963,241

Schedule of estimated amortization of capitalized computer software costs for the next five years

Thousands of
Years ending March 31,	Yen
2018	¥347,506
2019	243,184
2020	171,943
2021	109,248
2022	24,097